Schedule of current and long-term portion of borrowings (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Debt Disclosure [Abstract]
Current portion of long-term borrowings	$ 42,651	$ 42,505
Long-term portion	940
Total	$ 43,591	$ 42,505